Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Key Management Personnel Compensation

Key management personnel compensation includes the following for the years ended March 31, 2019 and 2018:

	Years ended
	March 31,	March 31,
	2019	2018

Short-term benefits (1)	$2,861,645	$3,389,580
Share-based compensation costs (2)	3,088,053	1,879,459
	$5,949,698	$5,269,039